UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:    Managing Member
Phone:    (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey          February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  934,294
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number             Name

1.         028-10536                        Pennant Offshore Partners, Ltd.
2.         028-10768                        Pennant Onshore Qualified, L.P.
3.         028-10746                        Pennant General Partner, LLC
4.         028-11666                        Pennant Windward Fund, L.P.
5.         028-11665                        Pennant Windward Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2006
COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8

                               TITLE                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED NONE
--------------                 --------        -----       --------  -------   --- ----  ----------  --------   ----     ------ ----
AMR CORP                       COM             001765106    8,162      270,000 SH        DEFINED     1,2,3,4,5     270,000
ALLEGHANY CORP DEL             COM             017175100    4,272       11,749 SH        DEFINED     1,2,3,4,5      11,749
AMGEN INC                      COM             031162100    2,732       40,000 SH        DEFINED     1,2,3,4,5      40,000
AXCAN PHARMA INC               COM             054923107   67,451    4,736,700 SH        DEFINED     1,2,3,4,5   4,736,700
CF INDS HLDGS INC              COM             125269100   41,432    1,615,930 SH        DEFINED     1,2,3,4,5   1,615,930
CHIPMOS TECH BERMUDA LTD       SHS             G2110R106   23,577    3,472,246 SH        DEFINED     1,2,3       3,472,246
CISCO SYS INC                  COM             17275R102   25,062      917,000 SH        DEFINED     1,2,3,4,5     917,000
COMCAST CORP NEW               CL A            20030N101   30,944      731,030 SH        DEFINED     1,2,3,4,5     731,030
CONTINENTAL AIRLS INC          CL B            210795308    9,075      220,000 SH        DEFINED     1,2,3,4,5     220,000
COPART INC                     COM             217204106   25,566      852,200 SH        DEFINED     1,2,3,4,5     852,200
DYAX CORP                      COM             26746E103    2,969      980,000 SH        DEFINED     3             980,000
FEDERATED DEPT STORES INC DE   COM             31410H101    3,050       80,000 SH        DEFINED     1,2,3,4,5      80,000
FIDELITY NATIONAL FINANCIAL    CL A            31620R105   54,778    2,293,888 SH        DEFINED     1,2,3,4,5   2,293,888
FIDELITY NATL INFORMATION SV   COM             31620M106   26,809      668,729 SH        DEFINED     1,2,3,4,5     668,729
FOUNDATION COAL HLDGS INC      COM             35039W100      635       20,000 SH        DEFINED     1,2,3,4,5      20,000
GREENFIELD ONLINE INC          COM             395150105    2,294      160,400 SH        DEFINED     3             160,400
GRIFFON CORP                   COM             398433102    3,799      148,980 SH        DEFINED     1,2,3         148,980
GRUBB & ELLIS CO               COM PAR $0.01   400095204    1,555      135,000 SH        DEFINED     3             135,000
LEVITT CORP                    CL A            52742P108   11,602      947,850 SH        DEFINED     1,2,3         947,850
LIGAND PHARMACEUTICALS INC     CL B            53220K207   12,117    1,106,530 SH        DEFINED     2,3,4       1,106,530
LINEAR TECHNOLOGY CORP         COM             535678106    3,032      100,000 SH        DEFINED     1,2,3,4,5     100,000
MICRON TECHNOLOGY INC          COM             595112103   22,071    1,581,000 SH        DEFINED     1,2,3,4,5   1,581,000
MICROSOFT CORP                 COM             594918104   35,253    1,180,600 SH        DEFINED     1,2,3,4,5   1,180,600
MONEYGRAM INTL INC             COM             60935Y109   26,189      835,100 SH        DEFINED     1,2,3,4,5     835,100
MUELLER WTR PRODS INC          COM SER B       624758207   23,798    1,597,192 SH        DEFINED     1,2,3,4,5   1,597,192
NRG ENERGY INC                 COM NEW         629377508   31,847      568,600 SH        DEFINED     1,2,3,4,5     568,600
NOVELIS INC                    COM             67000X106   45,784    1,643,960 SH        DEFINED     1,2,3,4,5   1,643,960
ORACLE CORP                    COM             68389X105   28,127    1,641,000 SH        DEFINED     1,2,3,4,5   1,641,000
PHH CORP                       COM NEW         693320202   66,834    2,315,000 SH        DEFINED     1,2,3,4,5   2,315,000
RADVISION LTD                  ORD             M81869105    8,110      403,900 SH        DEFINED     1,2,3         403,900
RINKER GROUP LTD               SPONSORED ADR   76687M101   18,310      257,700 SH        DEFINED     1,2,3,4,5     257,700
RUDOLPH TECHNOLOGIES INC       COM             781270103    5,364      336,950 SH        DEFINED     1,2,3         336,950
SANFILIPPO JOHN B & SON INC    COM             800422107    4,475      365,000 SH        DEFINED     1,2,3         365,000
SYMANTEC CORP                  COM             871503108   27,376    1,313,000 SH        DEFINED     1,2,3,4,5   1,313,000
TAKE-TWO INTERACTIVE SOFTWAR   COM             874054109   14,894      838,600 SH        DEFINED     1,2,3,4,5     838,600
WILLIAMS COS INC DEL           COM             969457100   24,683      945,000 SH        DEFINED     1,2,3,4,5     945,000
TRANSDIGM GROUP INC            COM             893641100   28,281    1,066,800 SH        DEFINED     1,2,3,4,5   1,066,800
UAL CORP                       COM NEW         902549807   16,148      367,000 SH        DEFINED     1,2,3,4,5     367,000
U S AIRWAYS GROUP INC          COM             90341W108    9,693      180,000 SH        DEFINED     1,2,3,4,5     180,000
UNITEDHEALTH GROUP INC         COM             91324P102   43,521      810,000 SH        DEFINED     1,2,3,4,5     810,000
UNIVERSAL STAINLESS & ALLOY    COM             913837100    9,374      279,980 SH        DEFINED     1,2,3         279,980
WALTER INDS INC                COM             93317Q105   69,289    2,561,500 SH        DEFINED     1,2,3,4,5   2,561,500
MICRON TECHNOLOGY INC          COM             595112103   13,960    1,000,000     CALL  DEFINED     1,2,3,4,5   1,000,000

SK 03461 0004 744960